Segmental information - Other information (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Capital expenditure	£ 626	£ 700	£ 671
Depreciation and intangible asset amortisation	(447)	(480)	(374)
Underlying impairment		(14)
Exceptional impairment of tangible assets		(140)
Exceptional impairment of intangible assets		(1,205)
Operating segments | North America
Disclosure of operating segments [line items]
Capital expenditure	153	145	150
Depreciation and intangible asset amortisation	(76)	(68)	(51)
Underlying impairment		0
Exceptional impairment of tangible assets		0
Exceptional impairment of intangible assets		0
Operating segments | Europe and Turkey
Disclosure of operating segments [line items]
Capital expenditure	23	24	32
Depreciation and intangible asset amortisation	(31)	(37)	(18)
Underlying impairment		(7)
Exceptional impairment of tangible assets		0
Exceptional impairment of intangible assets		0
Operating segments | Africa
Disclosure of operating segments [line items]
Capital expenditure	125	128	160
Depreciation and intangible asset amortisation	(79)	(103)	(81)
Underlying impairment		0
Exceptional impairment of tangible assets		(139)
Exceptional impairment of intangible assets		0
Operating segments | Latin America and Caribbean
Disclosure of operating segments [line items]
Capital expenditure	20	48	48
Depreciation and intangible asset amortisation	(16)	(21)	(13)
Underlying impairment		(7)
Exceptional impairment of tangible assets		0
Exceptional impairment of intangible assets		0
Operating segments | Asia Pacific
Disclosure of operating segments [line items]
Capital expenditure	56	59	40
Depreciation and intangible asset amortisation	(60)	(59)	(42)
Underlying impairment		0
Exceptional impairment of tangible assets		(1)
Exceptional impairment of intangible assets		(1,205)
Operating segments | SC&P
Disclosure of operating segments [line items]
Capital expenditure	125	191	197
Depreciation and intangible asset amortisation	(126)	(119)	(110)
Underlying impairment		0
Exceptional impairment of tangible assets		0
Exceptional impairment of intangible assets		0
Corporate and other
Disclosure of operating segments [line items]
Capital expenditure	124	105	44
Depreciation and intangible asset amortisation	£ (59)	(73)	£ (59)
Underlying impairment		0
Exceptional impairment of tangible assets		0
Exceptional impairment of intangible assets		£ 0